Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of income tax expense
	Nine Months Ended December 31,		Three Months Ended December 31,	Year Ended December 31,
	2018	2017	2018	2018	2017
Current:		(Unaudited)
Federal	$61	$3,033	$-	$61	$3,033
State	-	-	2,400	2,400	800
Foreign	-	3,101	1,662	1,662	4,686
Total	$61	$6,134	$4,062	$4,123	$8,519

Schedule of reconciliation of the income tax at statutory tax rate

	Nine Months Ended December 31,		Three Months Ended March 31,	Year Ended December 31,
	2018	2017	2018	2018	2017
		(Unaudited)
Tax benefit at statutory rate	$(1,404,700)	$(2,082,820)	$(294,826)	$(1,699,526)	$(2,292,820)
Net operating loss carryforwards (NOLs)	1,311,500	1,484,000	172,225	1,483,725	1,760,600
Stock-based compensation expense	240,900	594,800	57,919	298,819	594,800
Amortization expense	(38,400	30,700	(1,700)	(40,100)	(11,200)
Accrued R&D expense	(168,000)	-	-	(168,000)	-
Others	58,761	(20,546)	70,444	129,205	(42,861)
Tax expense at effective tax rate	$61	$6,134	$4,062	$4,123	$8,519

Schedule of deferred tax assets (liability)
	December 31, 2018	March 31, 2018	December 31, 2017
Net operating loss carryforwards (NOLs)	$5,632,000	$2,339,000	$2,057,000
Stock-based compensation expense	893,000	566,000	489,000
Accrued expenses and unpaid payable	184,000	268,000	443,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(818,000)	(635,000)	(658,000)
Others	131,000	235,000	-
Gross	6,090,000	2,841,000	2,399,000
Valuation allowance	(6,090,000)	(2,841,000)	(2,399,000)
Net	$-	$-	$-